UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues	$ 356,682	$ 323,281
Total cost of revenues	283,969	273,280
Gross profit	72,713	50,001
Research and development expenses (including related parties amounts of US$1,765 and US$3,332 for the periods ended June 30, 2025 and 2026, respectively)	(52,600)	(68,329)
Selling, general and administrative expenses (including related parties amounts of US$692 and US$696 for the periods ended June 30, 2025 and 2026, respectively)	(40,042)	(47,618)
Others, net	759	794
Total operating expenses	(91,883)	(115,153)
Loss from operation	(19,170)	(65,152)
Interest income (including related parties amounts of US$805 and US$1,560 for the periods ended June 30, 2025 and 2026, respectively)	2,509	1,554
Interest expense (including related parties amounts of US$965 and US$1,882 for the periods ended June 30, 2025 and 2026, respectively)	(17,982)	(10,239)
Gain from equity method investments, net	14,161	113
Other non-operating income (expenses), net	(1,478)	3,137
Loss before income taxes	(21,960)	(70,587)
Income tax expenses	(1,041)	(2,052)
Net loss	(23,001)	(72,639)
Net loss attributable to nonredeemable noncontrolling interests	327	3,583
Net loss attributable to redeemable noncontrolling interests	1,686	0
Net loss attributable to Ecarx Holdings Inc.	(20,988)	(69,056)
Accretion of redeemable noncontrolling interests	(1,809)	0
Net loss available to ECARX Holdings Inc. ordinary shareholders	$ (22,797)	$ (69,056)
Loss per ordinary share
Basic (in USD per share)	$ (0.06)	$ (0.20)
Diluted (in USD per share)	$ (0.06)	$ (0.20)
Weighted average number of ordinary shares used in computing loss per ordinary share
Basic (in shares)	368,244,708	337,210,153
Diluted (in shares)	368,244,708	337,210,153
Other comprehensive loss:
Fair value change of available-for-sale debt investment, net of nil income taxes	$ (2,799)	$ 0
Foreign currency translation adjustments, net of nil income taxes	(8,070)	(5,191)
Comprehensive loss	(33,870)	(77,830)
Comprehensive loss attributable to nonredeemable noncontrolling interests	296	3,530
Comprehensive loss attributable to redeemable noncontrolling interests	1,686	0
Accretion of redeemable noncontrolling interests	(1,809)	0
Comprehensive loss attributable to ordinary shareholders	(33,697)	(74,300)
Sales of goods revenues
Revenues
Total revenues	310,150	251,942
Total cost of revenues	264,482	226,865
Software license revenues
Revenues
Total revenues	2,290	26,787
Total cost of revenues	1,362	16,529
Service
Revenues
Total revenues	44,242	44,552
Total cost of revenues	$ 18,125	$ 29,886